Unaudited Condensed Consolidated Statements of Financial Position € in Thousands	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Non-current assets:
Property, plant and equipment	$ 8,103,000	$ 9,187,000
Intangible assets	31,535,000	25,312,000
Deposits and other receivables	3,414,000	588,000
Other non-current financial assets	374,000	386,000
Total non-current assets	43,426,000	35,473,000
Current assets:
Inventories	5,206,000	6,225,000
Trade receivables	7,433,000	17,277,000
Contract assets	806,000	371,000
Prepaid expenses	2,712,000	962,000
Other receivables	6,609,000	3,264,000
Research tax credit receivable	6,724,000	5,110,000
Short-term deposits	26,500,000	10,900,000
Cash and cash equivalents	3,783,000	7,574,000
Total current assets	59,773,000	51,683,000
Total assets	103,199,000	87,156,000
Equity:
Issued capital euro 0.02 nominal value, 149,475,334 ordinary shares, issued and outstanding at June 30, 2021 (133,934,090 at December 31, 2020)	3,642,000	3,269,000
Share premium	298,434,000	276,560,000
Other capital reserves	54,315,000	46,677,000
Accumulated deficit	(375,946,000)	(363,209,000)
Other components of equity	(414,000)	(423,000)
Total equity	(19,969,000)	(37,126,000)
Non-current liabilities:
Government grant advances and loans	11,364,000	11,203,000
Venture debt	0	2,172,000
Convertible debt	32,912,000	26,074,000
Convertible debt embedded derivative	16,611,000	12,395,000
Lease liabilities	3,852,000	4,762,000
Trade payables	890,000	851,000
Provisions	2,241,000	1,874,000
Deferred tax liabilities	20,000	19,000
Contract liabilities	254,000	2,397,000
Total non-current liabilities	68,144,000	61,747,000
Current liabilities:
Trade payables	16,205,000	15,701,000
Interest-bearing receivables financing	10,755,000	14,228,000
Venture debt	0	6,104,000
Lease liabilities	1,213,000	1,014,000
Government grant advances and loans	6,658,000	3,867,000
Contract liabilities	9,266,000	13,145,000
Other current liabilities and provisions	10,927,000	8,476,000
Total current liabilities	55,024,000	62,535,000
Total equity and liabilities	$ 103,199,000	$ 87,156,000